Shareholder Report, Holdings (Details)	Jan. 31, 2025
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Massachusetts Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Massachusetts Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Massachusetts Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Massachusetts Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Massachusetts Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Massachusetts Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Massachusetts Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Massachusetts Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Massachusetts Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Fidelity Massachusetts Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Massachusetts Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Massachusetts Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Massachusetts Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Massachusetts Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Massachusetts Municipal Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Massachusetts Municipal Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Massachusetts Municipal Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Massachusetts Municipal Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Massachusetts Municipal Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Massachusetts Municipal Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Massachusetts Municipal Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity Massachusetts Municipal Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Massachusetts Municipal Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Massachusetts Municipal Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Massachusetts Municipal Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%